Financial assets held for trading (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Detailed Information about Financial Assets Held for Trading [text block]
(€ million)	December 31, 2018	December 31, 2017
Quoted bonds issued by sovereign states	1,083	1,022
Other	5,469	4,990
	6,552	6,012

Disclosure of Detailed Information about Financial Assets Held for Trading For Currency [text block]	The breakdown by currency is provided below:
(€ million)	December 31, 2018	December 31, 2017
Euro	4,573	4,232
U.S. dollars	1,614	1,025
Other currencies	365	755
	6,552	6,012

Financial Assets Held for Trading [Member]
Analysis of credit exposures using external credit grading system [text block]
The breakdown by issuing entity and credit rating is presented below:
	Nominal value (€ million)	Fair Value (€ million)	Rating – Moody’s	Rating – S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	523	529	Baa3	BBB
Other (*)	336	349	from Aaa to Baa3	from AAA to BBB-
	859	878
Floating rate bonds
Italy	130	129	Baa3	BBB
Other (*)	86	76	from Aaa to Baa3	from AAA to BBB-
	216	205
Total quoted bonds issued by sovereign states	1,075	1,083
Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,628	1,581	from Aa2 to Baa3	from AA to BBB-
Quoted bonds issued by financial and insurance companies	1,270	1,269	from Aaa to Baa3	from AAA to BBB-
Other	51	48	from A1 to Baa3	from A+ to BBB-
	2,949	2,898
Floating rate bonds
Quoted bonds issued by financial and insurance companies	1,562	1,453	from Aaa to Baa3	from AAA to BBB-
Quoted bonds issued by industrial companies	987	976	from Aa2 to Baa2	from AA to BBB
Other	158	142	from Aa3 to Baa3	from AA- to BBB-
	2,707	2,571
Total other bonds	5,656	5,469
Total other financial assets held for trading	6,731	6,552

(*)	Individual amounts included herein are lower than €50 million.